Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 16, 2011
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	May 12, 2011

DBX ETF TRUST

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

(each, a "Fund")

Supplement dated December 15, 2011 to the currently effective

Prospectus dated May 12, 2011,

and all supplements thereto

1.	The first sentence of the fifth paragraph of the section titled "Principal Investment Strategies" in the Summary section for the db-X MSCI Japan Currency-Hedged Equity Fund is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from Japan and in instruments designed to hedge the Fund's exposure to Japanese yen.

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	May 12, 2011
Supplement	cik0001503123_Supplement

DBX ETF TRUST

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

(each, a "Fund")

Supplement dated December 15, 2011 to the currently effective

Prospectus dated May 12, 2011,

and all supplements thereto

1.	The first sentence of the fifth paragraph of the section titled "Principal Investment Strategies" in the Summary section for the db-X MSCI Japan Currency-Hedged Equity Fund is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from Japan and in instruments designed to hedge the Fund's exposure to Japanese yen.

Please Retain This Supplement For Future Reference.

db-X MSCI Japan Currency-Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement	cik0001503123_Supplement

DBX ETF TRUST

db-X MSCI Japan Currency-Hedged Equity Fund

Supplement dated December 15, 2011 to the currently effective

Prospectus dated May 12, 2011,

and all supplements thereto

1.	The first sentence of the fifth paragraph of the section titled "Principal Investment Strategies" in the Summary section for the db-X MSCI Japan Currency-Hedged Equity Fund is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from Japan and in instruments designed to hedge the Fund's exposure to Japanese yen.

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 12, 2011